Financial liabilities - Narrative (Details) € in Millions, $ in Millions						6 Months Ended
	Jun. 11, 2026 USD ($)	Jun. 03, 2026 USD ($)	Apr. 22, 2026 EUR (€)	Jan. 14, 2026 EUR (€)	Feb. 17, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Mar. 18, 2025 EUR (€)	Feb. 06, 2025 EUR (€)
Disclosure of financial liabilities [line items]
Subordinated liabilities						€ 2,345.0	€ 4,084.0
Other financial liabilities						€ 49,718.0		€ 36,096.0
Repaid By Banco Santander S.A. In June 2026 | Subordinated
Disclosure of financial liabilities [line items]
Subordinated liabilities | $	$ 701.6
Notional amount | $	$ 298.4
Banco Santander, S.A., June 2026 | Subordinated
Disclosure of financial liabilities [line items]
Notional amount | $		$ 1,500.0
Interest rate		7.25%
Initial interest rate term		10 years
Reprice term		5 years
Subordinated issue, UST rate term		5 years
Adjustment to reference rate, after initial interest rate period		2.837%
Issuance By Banco Santander S.A. In April 2026 | Subordinated
Disclosure of financial liabilities [line items]
Notional amount			€ 1,000.0
Interest rate			4.25%
Initial interest rate term			7 years
Adjustment to reference rate, after initial interest rate period			1.35%
Subordinated issue, term			12 years
Notional amount, placed on the market (in percentage)			99.834%
Subordinated issue, Euro Swap rate term			5 years
Repaid By Banco Santander S.A. In January 2026, ISIN XS2102912966 | Subordinated
Disclosure of financial liabilities [line items]
Subordinated liabilities				€ 1,033.4
Issuance By Banco Santander S.A. In March 2025 | Subordinated
Disclosure of financial liabilities [line items]
Notional amount									€ 1,500.0
Interest rate									2.50%
Issuance By Banco Santander S.A. In February 2025, ISIN XS1384064587 | Subordinated
Disclosure of financial liabilities [line items]
Subordinated liabilities					€ 600.8
Notional amount										€ 1,500.0
Issuance By Banco Santander S.A. In February 2025, ISIN XS1548444816 | Subordinated
Disclosure of financial liabilities [line items]
Subordinated liabilities					€ 563.6
Notional amount										€ 1,000.0